CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 33,751	$ 23,491
Short-term investments	44,872	98,948
Prepaid expenses and other current assets	1,494	1,793
Total current assets	80,117	124,232
Property and equipment, net	6	288
Operating lease right-of-use assets	209	614
Other long-term assets		2,284
Total assets	80,332	127,418
Current liabilities:
Accounts payable	224	2,396
Accrued and other current liabilities	3,187	14,821
Operating lease liabilities	417	420
Total current liabilities	3,828	17,637
Operating lease liabilities, net of current portion		255
Other liabilities	70	70
Total liabilities	3,898	17,962
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of December 31, 2024 and December 31, 2023, respectively; no shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively
Common stock, $0.0001 par value; 150,000,000 shares authorized at December 31, 2024 and December 31, 2023, respectively; 28,985,019 and 27,762,703 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively	3	3
Additional paid-in capital	309,378	272,640
Accumulated other comprehensive gain	105	237
Accumulated deficit	(233,052)	(163,424)
Total stockholders' equity	76,434	109,456
Total liabilities and stockholders' equity	$ 80,332	$ 127,418